Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy I) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011
Trading Assets And Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	¥ 78
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Investments in Equity Securities and Other	2	[1]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	87
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(7)
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(8)
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	8
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	1
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	1
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(1)
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	9
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	9
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(5)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(5)
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(3)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	4
Trading Assets And Private Equity Investments [Member] | Equity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	23	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	23	[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	91	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	91	[2]
Trading Assets And Private Equity Investments [Member] | Credit Risk Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(28)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(28)	[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(1)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(1)	[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(4)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(4)	[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	81	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	81	[2]
Trading Assets And Private Equity Investments [Member] | Fair Value Of Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	78
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	85
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Investments in Equity Securities and Other	2	[1]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	2
Trading Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	12
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	12
Trading Liabilities [Member] | Short Term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	0
Trading Liabilities [Member] | Notes Payable Other Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	0
Trading Liabilities [Member] | Long Term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	12
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	¥ 12

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.